Schedule of retained earnings (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Profit for the year	R$ 13,984,946
Accumulatelosses absorption	(4,529,547)
Comprehensive income	26,883	R$ (7,829,296)	R$ 10,375
Dividends lapse of statute of limitation	1,653	R$ 1,110	R$ 2,005
Profit for allocation	9,483,935
Prepaid dividends approved by Board	(6,000,000)
Alocation profit	(3,483,935)
Total allocation	(9,483,935)
Tax incentive member
Disclosure of classes of share capital [line items]
Accumulatelosses absorption	(1,017,546)
Statutory reserve [member]
Disclosure of classes of share capital [line items]
Accumulatelosses absorption	(472,770)
Retention of profits member
Disclosure of classes of share capital [line items]
Accumulatelosses absorption	(643,619)
Additional proposed dividends member
Disclosure of classes of share capital [line items]
Accumulatelosses absorption	R$ (1,350,000)